UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

Scudder Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Government & Agency Money Fund

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 27.7%
US Government Sponsored Agencies 26.2%
Federal Farm Credit Bank:
3.9% *, 1/17/2006	20,000,000	20,000,000
3.99% *, 12/27/2005	15,000,000	15,000,000
Federal Home Loan Bank:
2.5%, 3/15/2006	4,000,000	3,978,511
3.0%, 1/27/2006	10,000,000	9,978,688
3.25%, 7/21/2006	5,000,000	4,973,933
Federal Home Loan Mortgage Corp.:
2.5%, 3/28/2006	5,000,000	4,972,214
3.83%, 6/20/2006	7,500,000	7,500,000
Federal National Mortgage Association:
2.18%, 1/30/2006	3,225,000	3,211,900
3.075% **, 1/27/2006	3,000,000	2,977,706
3.7% **, 11/1/2005	12,637,819	12,637,819
3.77% *, 9/7/2006	25,000,000	24,984,215
4.0%, 8/8/2006	5,000,000	5,000,000
		115,214,986

US Government Agency Sponsored Pass-Through 1.5%
Federal National Mortgage Association, 4.03%, 7/21/2006	6,500,000	6,500,000

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $121,714,986)		121,714,986
Agencies Backed by the Full Faith and Credit of the US Government 5.0%
Government Guaranteed Securities
Hainan Airlines:
Series 2000-1, 3.87% *, 12/15/2007	9,966,940	9,966,940
Series 2000-2, 3.87% *, 12/15/2007	6,133,492	6,133,492
Series 2000-3, 3.87% *, 12/15/2007	6,133,501	6,133,501

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $22,233,933)		22,233,933
Repurchase Agreements 76.0%
Banc of America Securities LLC, 3.77%, dated 9/21/2005, to be repurchased at $45,207,350 on 11/4/2005 (a)	45,000,000	45,000,000
Banc of America Securities LLC, 3.8%, dated 9/20/2005, to be repurchased at $9,058,900 on 11/21/2005 (b)	9,000,000	9,000,000
BNP Paribas, 4.04%, dated 10/31/2005, to be repurchased at $40,004,489 on 11/1/2005 (c)	40,000,000	40,000,000
Citigroup Global Markets, Inc., 3.77%, dated 9/22/2005, to be repurchased at $45,188,500 on 11/1/2005 (d)	45,000,000	45,000,000
Credit Suisse First Boston LLC, 4.03%, dated 10/18/2005, to be repurchased at $40,197,022 on 12/1/2005 (e)	40,000,000	40,000,000
Goldman Sachs Co., Inc., 3.74%, dated 9/8/2005, to be repurchased at $20,189,078 on 12/8/2005 (f)	20,000,000	20,000,000
Greenwich Capital Markets, Inc., 3.9%, dated 10/18/2005, to be repurchased at $70,204,750 on 11/14/2005 (g)	70,000,000	70,000,000
Merrill Lynch & Co., Inc., 3.7%, dated 8/11/2005, to be repurchased at $65,607,931 on 11/10/2005 (h)	65,000,000	65,000,000

State Street Bank and Trust Co., 3.68%, dated 10/31/2005, to be repurchased at $305,031 on 11/1/2005 (i)			305,000	305,000

Total Repurchase Agreements (Cost $334,305,000)				334,305,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 478,253,919)			108.7	478,253,919
Other Assets and Liabilities, Net			(8.7)	(38,419,386)

Net Assets			100.0	439,834,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2005.

**			Annualized yield at time of purchase; not a coupon rate.
(a)			Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,065,857	Federal National Mortgage Association	7.0	11/1/2035	7,428,310
37,886,688	Federal Home Loan Mortgage Corp.	4.225-5.5	1/1/2030-7/1/2035	38,471,691
Total Collateral Value				45,900,001

(b)	Collateralized by: $9,256,362 Federal National Mortgage Association, 5.5%, maturing on 11/1/2035 with a value of $9,180,000.
(c)	Collateralized by $33,096,000 US Treasury Inflation Indexed Bond, 3.5%, maturing on 1/15/2011 with a value of $40,800,868.
(d)	Collateralized by $64,885,069 Federal National Mortgage Association STRIPS, Principal Only, Zero Coupon, maturing on 7/1/2034 with a value of $46,350,000
(e)	Collateralized by $41,359,519 Federal National Mortgage Association, with various coupon rates from 5.0-5.5% with various maturity dates of 6/1/2024-11/1/2033 with a value of $40,801,612.
(f)	Collateralized by $20,542,862 Federal National Mortgage Association, 5.5%, with various maturity dates of 3/1/2035-7/1/2035 with a value of $20,400,000.
(g)	Collateralized by $72,917,346 Federal Home Loan Mortgage Corp., with various coupon rates from 2.837-5.0% with various maturity dates of 2/15/2010-12/15/2022 with a value of $71,403,967.

(h)			Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,063,279	Federal National Mortgage Association	4.5-5.0	11/25/2016-11/25/2022	42,244,582
24,820,730	Federal Home Loan Mortgage Corp.	4.0	10/15/2029	24,055,970
Total Collateral Value			66,300,552

(i)	Collateralized by $295,000 US Treasury Bond., 5.25%, maturing on 2/15/2029 with a value of $315,941.

Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Government & Agency Money Fund, a series of Scudder Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Government & Agency Money Fund, a series of Scudder Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005